Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Total Provision for Income Taxes

The total provision for income taxes is comprised of the following:

	For the Years Ended
	December 31, 2025	December 31, 2024
Federal
Current	$4,453	$—
Deferred	(45,999)	(356,333)

State
Current
Deferred
Change in valuation allowance	45,999	356,333
Total provision for income taxes	$4,453	$—

Schedule of Net Deferred Tax Assets and Liabilities

The net deferred tax assets and liabilities in the accompanying consolidated balance sheets included the following components:

	December 31, 2025	December 31, 2024
Capitalized expenses before business combination	$941,705	$877,896
Net operating loss carryforward	111,449	129,259
Valuation allowance for deferred tax assets	(1,053,154)	(1,007,155)
Net deferred tax assets	$—	$—

Schedule of Reconciliation of Statutory Federal Income Tax Rate to Company’s Effective Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2025	December 31, 2024
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Subscription expense	(2.72)%	(0.00)%
Fines and penalties	(2.62)%	(7.55)%
Perm differences	(12.65)%	(0.00)%
Loss on return of capital liability change	0.27%	(0.00)%
Valuation allowance	(3.63)%	(13.45)%
Income tax provision expense	(0.35)%	0.00%